Equity (Summary of RSUs activity) (Details)	9 Months Ended
Sep. 30, 2015 $ / shares shares
Number of RSUs
Unvested RSUs outstanding as of January 1, 2015	667,498
Granted	158,861
Forfeited	(123,858)
Vested	(84,818)
Unvested RSUs outstanding as of September 30, 2015	617,683
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2015 | $ / shares	$ 94.19
Granted | $ / shares	48.13
Forfeited | $ / shares	92.11
Vested | $ / shares	97.37
Unvested RSUs outstanding as of September 30, 2015 | $ / shares	$ 83.95